Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividends on common stock (in dollars per share)	$ 0.32	$ 0.31